AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 97.2%
Communication Services - 3.5%
Auto Trader Group PLC (United Kingdom)[1]	1,300	$9,768
Integral Ad Science Holding Corp. (United States)*	1,850	21,996
Internet Initiative Japan, Inc. (Japan)	975	15,746
Kadokawa Corp. (Japan)	450	9,001

Total Communication Services		56,511
Consumer Discretionary - 9.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1,700	16,082
Brunswick Corp. (United States)	275	21,725
CIE Automotive, S.A. (Spain)	800	21,626
Dalata Hotel Group PLC (Ireland)	3,700	15,706
Games Workshop Group PLC (United Kingdom)	100	12,876
Goldwin, Inc. (Japan)	150	10,158
momo.com, Inc. (Taiwan)	339	5,293
Spin Master Corp. (Canada)[1,2]	500	12,571
Topgolf Callaway Brands Corp. (United States)*,2	775	10,726
Visteon Corp. (United States)*	225	31,066

Total Consumer Discretionary		157,829
Consumer Staples - 8.4%
Kobe Bussan Co., Ltd. (Japan)	350	8,194
Lawson, Inc. (Japan)	300	13,792
MatsukiyoCocokara & Co. (Japan)	975	17,465
Performance Food Group Co. (United States)*	600	35,316
Rohto Pharmaceutical Co., Ltd. (Japan)	775	21,013
Tate & Lyle PLC (United Kingdom)	2,275	19,028
Viscofan, S.A. (Spain)	325	19,841

Total Consumer Staples		134,649
Energy - 2.4%
Pason Systems, Inc. (Canada)	950	9,428
Technip Energies, N.V. (France)	800	19,863
TGS ASA (Norway)	700	9,555

Total Energy		38,846
Financials - 12.9%
FinecoBank Banca Fineco S.P.A. (Italy)	900	10,868
Integral Corp. (Japan)*	800	11,569
Jack Henry & Associates, Inc. (United States)	125	18,893
Nordnet AB publ (Sweden)	900	11,836
PJT Partners, Inc., Class A (United States)	225	17,874
RenaissanceRe Holdings, Ltd. (Bermuda)	150	29,688
St James's Place PLC (United Kingdom)	1,475	14,881
Steadfast Group, Ltd. (Australia)	10,425	37,655
	Shares	Value

Topdanmark AS (Denmark)	400	$17,366
Webster Financial Corp. (United States)	650	26,201
Zenkoku Hosho Co., Ltd. (Japan)	300	9,850

Total Financials		206,681
Health Care - 7.5%
Amplifon S.P.A. (Italy)	300	8,880
As One Corp. (Japan)	200	7,289
Ascendis Pharma A/S, ADR (Denmark)*	225	21,069
Chemed Corp. (United States)	55	28,583
Encompass Health Corp. (United States)	350	23,506
Nakanishi, Inc. (Japan)	625	14,609
Treace Medical Concepts, Inc. (United States)*	1,225	16,060

Total Health Care		119,996
Industrials - 31.4%
Ag Growth International, Inc. (Canada)	550	21,559
Arcadis, N.V. (Netherlands)	225	10,095
AZ-COM MARUWA Holdings, Inc. (Japan)	1,325	18,848
The AZEK Co., Inc. (United States)*	525	15,614
Casella Waste Systems, Inc., Class A (United States)*	600	45,780
Daiei Kankyo Co., Ltd. (Japan)	900	12,693
Diploma PLC (United Kingdom)	400	14,603
Driven Brands Holdings, Inc. (United States)*	1,075	13,534
EMCOR Group, Inc. (United States)	150	31,559
Esab Corp. (United States)	375	26,333
Exponent, Inc. (United States)	275	23,540
Hexcel Corp. (United States)	450	29,313
Interpump Group S.P.A. (Italy)	200	9,149
IPH, Ltd. (Australia)	4,863	23,027
KION Group AG (Germany)	266	10,174
Marten Transport, Ltd. (United States)	900	17,739
Nexans, S.A. (France)	150	12,161
Regal Rexnord Corp. (United States)	150	21,432
Rotork PLC (United Kingdom)	3,525	13,354
Saab AB, Class B (Sweden)	400	20,358
SMS Co., Ltd. (Japan)	725	12,321
Tetra Tech, Inc. (United States)	100	15,203
Valmet Oyj (Finland)[2]	350	7,991
The Weir Group PLC (United Kingdom)	825	19,062
WillScot Mobile Mini Holdings Corp. (United States)*	675	28,073
WNS Holdings, Ltd., ADR (India)*	450	30,807

Total Industrials		504,322

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 17.3%
Accton Technology Corp. (Taiwan)	550	$8,438
CyberArk Software, Ltd. (Israel)*	225	36,848
Fortnox AB (Sweden)	2,000	10,646
JFrog, Ltd. (Israel)*	450	11,412
Keywords Studios PLC (Ireland)	725	13,631
MACOM Technology Solutions Holdings, Inc. (United States)*	225	18,356
Nice, Ltd., Sponsored ADR (Israel)*	150	25,500
Onto Innovation, Inc. (United States)*	150	19,128
Simplex Holdings, Inc. (Japan)	1,500	27,142
Sopra Steria Group SACA (France)	100	20,644
Synaptics, Inc. (United States)*	400	35,776
TOTVS, S.A. (Brazil)	2,583	13,833
Universal Display Corp. (United States)	125	19,624
Workiva, Inc. (United States)*	175	17,735

Total Information Technology		278,713
Materials - 1.6%
Avient Corp. (United States)	450	15,894
Huhtamaki Oyj (Finland)[2]	300	9,863

Total Materials		25,757
Real Estate - 1.5%
National Storage Affiliates Trust, REIT (United States)	375	11,903
The UNITE Group PLC, REIT (United Kingdom)	1,200	13,082

Total Real Estate		24,985
Utilities - 0.9%
Nippon Gas Co., Ltd. (Japan)	975	14,430

Total Common Stocks (Cost $1,482,404)		1,562,719

	Principal Amount	Value
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 1.8%[3]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $27,012 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $27,540)	$27,000	$27,000
RBC Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.300% total to be received $964 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/05/23 - 09/01/53, totaling $982)	963	963
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,001 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $1,020)	1,000	1,000

Total Joint Repurchase Agreements		28,963

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[4]	17,919	17,919
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[4]	26,878	26,878

Total Other Investment Companies		44,797

Total Short-Term Investments (Cost $73,760)		73,760
Total Investments - 101.8% (Cost $1,556,164)		1,636,479
Other Assets, less Liabilities - (1.8)%		(29,506)
Net Assets - 100.0%		$1,606,973

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $22,339 or 1.4% of net assets.
[2]	Some of these securities, amounting to $28,126 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$320,486	$183,836	—	$504,322
Information Technology	198,212	80,501	—	278,713
Financials	104,225	102,456	—	206,681
Consumer Discretionary	107,876	49,953	—	157,829
Consumer Staples	54,344	80,305	—	134,649
Health Care	89,218	30,778	—	119,996
Communication Services	21,996	34,515	—	56,511
Energy	9,428	29,418	—	38,846
Materials	15,894	9,863	—	25,757
Real Estate	11,903	13,082	—	24,985
Utilities	—	14,430	—	14,430
Short-Term Investments
Joint Repurchase Agreements	—	28,963	—	28,963
Other Investment Companies	44,797	—	—	44,797
Total Investment in Securities	$978,379	$658,100	—	$1,636,479

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Australia	3.9
Bermuda	1.9
Brazil	0.9
Canada	2.8
Denmark	2.5
Finland	1.1
France	3.4
Germany	0.7
India	2.0
Ireland	1.9
Israel	4.7
Italy	1.8
Country	% of Long-Term Investments
Japan	14.3
Netherlands	0.6
Norway	0.6
Spain	2.7
Sweden	2.7
Taiwan	0.9
United Kingdom	7.5
United States	42.1
Uruguay	1.0
100.0

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$28,126	$28,963	—	$28,963
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.